Derivative Financial Instruments (Schedule of Interest Rate Swap Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Swap Derivative 4 Point 92 Percent Maturing January 2, 2012 [Member]
Derivative [Line Items]
Notional value			$ 800
Effective date			Apr. 02, 2007
Expiration date			Jan. 02, 2012
Fixed rate			4.92%	[1]
Swap Derivative 4 Point 33 Percent Maturing January 2, 2012 [Member]
Derivative [Line Items]
Notional value			400
Effective date			Jan. 02, 2008
Expiration date			Jan. 02, 2012
Fixed rate			4.33%	[1]
Swap Derivative 1 Point 92 Percent Maturing January 2, 2012 [Member]
Derivative [Line Items]
Notional value			200
Effective date			Apr. 02, 2009
Expiration date			Jan. 02, 2012
Fixed rate			1.92%	[1]
Swap Derivative 1 Point 71 Percent Maturing January 2, 2014 [Member]
Derivative [Line Items]
Notional value	1,100		1,100
Effective date	Jan. 02, 2012		Jan. 02, 2012
Expiration date	Jan. 02, 2014		Jan. 02, 2014
Fixed rate	1.71%	[2]	1.71%	[1]
Swap Derivative 1 Point 02 Percent Maturing January 2, 2016 [Member]
Derivative [Line Items]
Notional value	$ 500
Effective date	Jan. 02, 2014
Expiration date	Jan. 02, 2016
Fixed rate	1.02%	[2]

[1]	Fixes the LIBOR portion of the Company's US-dollar denominated variable rate borrowings (Note 13).
[2]	Fixes the LIBOR portion of the Company's US-dollar denominated variable rate borrowings (Note 13).